Segment information	12 Months Ended
Jun. 30, 2021
6. Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

As of fiscal year 2018, the CODM reviews certain corporate expenses associated in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the “Corporate” segment.

Below is the segment information which was prepared as follows:

•	Operations Center in Argentina: Within this operations center, the Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
o	The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	The “Hotels” segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The “International” segment includes assets and operating profit or loss from business related to associates Condor (hotels) and New Lipstick (offices).
o	The “Others” segment primarily includes the entertainment activities through ALG Golf Center S.A., La Rural S.A. and TGLT, and the financial activities carried out by BHSA.
o	The “Corporate” segment includes the expenses related to the corporate activities of the Operations Center in Argentina.

As of the 2018 fiscal year, the CODM reviews the office business as a single segment and the entertainment business in an aggregate manner and separately from offices, and has been exposed in the “Others” segment.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the “International” segment located in USA.

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Until September 2020 the Group used to report its financial performance separately in two Operations Centers. However, as described in Note 1, during September 2020 the Group lost control of IDBD and, then, has reclassified the results of Operations Center in Israel to discontinued operations. As a consequence of the situation described, from October 1, 2020, the Group reports its financial performance through a single Operation Center. Segment information for the previous fiscal years has been recast for the purposes of comparability with the present fiscal year.

•	Operations Center in Israel: as explained previously only includes assets and liabilities.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Income and Other Comprehensive Income for the years ended June 30, 2021, 2020 and 2019:

	June 30, 2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	10,114	(50)	2,945	(31)	12,978
Costs	(3,455)	70	(3,179)	-	(6,564)
Gross profit / (loss)	6,659	20	(234)	(31)	6,414
Net loss from fair value adjustment of investment properties	(7,649)	(121)	-	-	(7,770)
General and administrative expenses	(3,078)	14	-	47	(3,017)
Selling expenses	(1,511)	21	-	-	(1,490)
Other operating results, net	(157)	(20)	107	(16)	(86)
Loss from operations	(5,736)	(86)	(127)	-	(5,949)
Share of loss of associates and joint ventures	(3,988)	(392)	-	-	(4,380)
Segment profit	(9,724)	(478)	(127)	-	(10,329)
Reportable assets	204,883	(1,513)	-	19,412	222,782
Reportable liabilities	-	-	-	(140,058)	(140,058)
Net reportable assets	204,883	(1,513)	-	(120,646)	82,724
	June 30, 2020
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non- reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	16,731	(90)	4,655	(33)	21,263
Costs	(4,101)	80	(4,851)	-	(8,872)
Gross profit / (loss)	12,630	(10)	(196)	(33)	12,391
Net gain / (loss) from fair value adjustment of investment properties	51,059	(395)	-	-	50,664
General and administrative expenses	(3,371)	20	-	50	(3,301)
Selling expenses	(1,849)	27	-	-	(1,822)
Other operating results, net	17	28	91	(17)	119
Profit / (loss) from operations	58,486	(330)	(105)	-	58,051
Share of profit of associates and joint ventures	10,584	263	-	-	10,847
Segment profit / (loss)	69,070	(67)	(105)	-	68,898
Reportable assets	913,638	(1,040)	-	29,456	942,054
Reportable liabilities	(602,315)	-	-	(155,511)	(757,826)
Net reportable assets	311,323	(1,040)	-	(126,055)	184,228

	June 30, 2019
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	22,613	140)	5,567	(36)	28,004
Costs	(4,773)	102	(5,790)	-	(10,461)
Gross profit / (loss)	17,840	(38)	(223)	(36)	17,543
Net (loss) / gain from fair value adjustment of investment properties	(59,489)	1,258	-	-	(58,231)
General and administrative expenses	(4,176)	24	-	66	(4,086)
Selling expenses	(1,628)	9	-	-	(1,619)
Other operating results, net	(841)	282	119	(30)	(470)
(Loss) / profit from operations	(48,294)	1,535	(104)	-	(46,863)
Share of (loss) of associates and joint ventures	(9,060)	(1,527)	-	-	(10,587)
Segment (loss) / profit	(57,354)	8	(104)	-	(57,450)
Reportable assets	971,842	(915)	-	47,973	1,018,900
Reportable liabilities	(692,205)	-	-	(142,463)	(834,668)
Net reportable assets	279,637	(915)	-	(94,490)	184,232

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2)

Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 7, ARS 26 and ARS 13,006, as of June 30, 2021, 2020 and 2019, respectively.

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2021, 2020 and 2019:

	June 30, 2021
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,321	2,764	664	921	376	-	68	10,114
Costs	(865)	(226)	(751)	(1,065)	(317)	-	(231)	(3,455)
Gross profit / (loss)	4,456	2,538	(87)	(144)	59	-	(163)	6,659
Net (loss) / gain from fair value adjustment of investment properties	(20,342)	5,381	6,483	-	6	-	823	(7,649)
General and administrative expenses	(1,432)	(387)	(357)	(426)	(56)	(352)	(68)	(3,078)
Selling expenses	(451)	(199)	(684)	(141)	(26)	-	(10)	(1,511)
Other operating results, net	(126)	7	(13)	(12)	(12)	-	(1)	(157)
(Loss) / profit from operations	(17,895)	7,340	5,342	(723)	(29)	(352)	581	(5,736)
Share of (loss) of associates and joint ventures	-	-	(16)	-	(891)	-	(3,081)	(3,988)
Segment (loss) / profit	(17,895)	7,340	5,326	(723)	(920)	(352)	(2,500)	(9,724)

Investment properties and trading properties	54,317	76,925	55,943	-	114	-	2,307	189,606
Investment in associates and joint ventures	-	-	-	-	1,916	-	6,993	8,909
Other operating assets	348	1,325	1,948	2,603	-	8	136	6,368
Operating assets	54,665	78,250	57,891	2,603	2,030	8	9,436	204,883

From all the revenues corresponding to the Operations Center in Argentina, ARS 9,738 are originated in Argentina, and ARS 376 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the Operations Center in Argentina segments, ARS 202,044 are located in Argentina and ARS 2,839 in other countries, principally in USA for ARS 2,030 and Uruguay for ARS 801.

	June 30, 2020
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,915	3,542	1,104	3,036	17	-	117	16,731
Costs	(851)	(207)	(1,008)	(1,870)	(18)	-	(147)	(4,101)
Gross profit / (loss)	8,064	3,335	96	1,166	(1)	-	(30)	12,630
Net (loss) / gain from fair value adjustment of investment properties	(3,162)	34,974	18,293	-	-	-	954	51,059
General and administrative expenses	(1,246)	(332)	(342)	(548)	(165)	(562)	(176)	(3,371)
Selling expenses	(1,065)	(126)	(296)	(345)	-	-	(17)	(1,849)
Other operating results, net	26	(39)	(41)	(30)	-	-	101	17
Profit / (loss) from operations	2,617	37,812	17,710	243	(166)	(562)	832	58,486
Share of profit / (loss) of associates and joint ventures	-	-	-	-	11,080	-	(496)	10,584
Segment profit / (loss)	2,617	37,812	17,710	243	10,914	(562)	336	69,070

Investment properties and trading properties	73,764	94,314	48,321	-	460	-	2,165	219,024
Investment in associates and joint ventures	-	-	799	-	3,011	-	10,119	13,929
Other operating assetsInvestment	412	321	1,131	2,759	-	9	135	4,767
Operating assets	74,176	94,635	50,251	2,759	3,471	9	12,419	237,720

From all the revenues corresponding to the Operations Center in Argentina, included in the segments ARS 16,713 are originated in Argentina and ARS 17 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the Operations Center in Argentina segments, ARS 233,384 are located in Argentina and ARS 4,336 in other countries, principally in USA for ARS 3,471 and Uruguay for ARS 865.

	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	12,828	3,362	1,681	4,435	21	-	286	22,613
Costs	(1,166)	(197)	(790)	(2,383)	(9)	-	(228)	(4,773)
Gross profit	11,662	3,165	891	2,052	12	-	58	17,840
Net (loss) / gain from fair value adjustment of investment properties	(60,952)	925	1,091	-	9	-	(562)	(59,489)
General and administrative expenses	(1,420)	(318)	(425)	(738)	(165)	(940)	(170)	(4,176)
Selling expenses	(796)	(148)	(178)	(474)	-	-	(32)	(1,628)
Other operating results, net	(29)	(47)	(429)	172	(36)	-	(472)	(841)
(Loss) / profit from operations	(51,535)	3,577	950	1,012	(180)	(940)	(1,178)	(48,294)
Share of (loss) of associates and joint ventures	-	-	(56)	-	(5,526)	-	(3,478)	(9,060)
Segment (loss) / profit	(51,535)	3,577	894	1,012	(5,706)	(940)	(4,656)	(57,354)

Investment properties and trading properties	75,258	47,405	41,693	-	135	-	1,594	166,085
Investment in associates and joint ventures	-	-	665	-	(10,846)	-	7,353	(2,828)
Other operating assets	466	267	277	2,897	270	6	135	4,318
Operating assets	75,724	47,672	42,635	2,897	(10,441)	6	9,082	167,575

From all the revenues corresponding to the Operations Center in Argentina, included in the segments ARS 21,873 are originated in Argentina, ARS 719 are originated in Uruguay and ARS 21 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the Operations Center in Argentina segments, ARS 177,136 are located in Argentina and ARS (9,561) in other countries, principally in USA for ARS (10,441) and Uruguay for ARS 874 million.

Below is a summarized analysis of the lines of business of Group’s Operations Center in Israel where only assets and liabilities are presented for the years ended June 30, 2020 and 2019:

	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Operating assets	229,718	42,191	210,318	5,072	25,015	163,604	675,918
Operating liabilities	(219,789)	-	(159,326)	-	(164,429)	(58,771)	(602,315)
Operating assets (liabilities), net	9,929	42,191	50,992	5,072	(139,414)	104,833	73,603

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Operating assets	455,745	34,566	164,289	34,002	62,238	53,427	804,267
Operating liabilities	(353,800)	-	(127,370)	-	(189,891)	(21,144)	(692,205)
Operating assets (liabilities), net	101,945	34,566	36,919	34,002	(127,653)	32,283	112,062